Note 12 - Digital Assets Held - Details of Digital Assets Held (Details) $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Total Digital assets held		$ 2,781,164	$ 2,584,793
Investment in financial assets [member]
Statement Line Items [Line Items]
Total Digital assets held		1,037,915	132,649
Investment in financial assets [member] | Exchange wallets [member]
Statement Line Items [Line Items]
Total Digital assets held		84,993	67,514
Investment in financial assets [member] | Non-exchange wallets [member]
Statement Line Items [Line Items]
Total Digital assets held		952,922	65,135
BTC [member]
Statement Line Items [Line Items]
Total Digital assets held	[1]	$ 1,598,225	$ 2,143,529
Digital assets held, units	[1]	18.03	22.7
ETH [member]
Statement Line Items [Line Items]
Total Digital assets held	[1]	$ 37,410	$ 208,862
Digital assets held, units	[1]	12.52	61.65
Stablecoins [member]
Statement Line Items [Line Items]
Total Digital assets held	[2]	$ 1,056,666	$ 206,551
Other digital assets [member]
Statement Line Items [Line Items]
Total Digital assets held	[3]	$ 88,863	$ 25,851

[1]	BTC and ETH balances presented include tokens that are wrapped such as cbBTC (6,236 units valued at $552.9 million as of December 31, 2025 and none as of December 31, 2024), wBTC (227 units valued at $20.1 million as of December 31, 2025, 247.9 units valued at $23.4 million as of December 31, 2024) and weETH (160.6 units valued at $0.5 million as of December 31, 2025, 48.1 units valued at $0.2 million as of December 31, 2024).
[2]	As of December 31, 2025 individual assets that comprise greater than 5% of the balance include USDC ($613.9 million), USDG ($204.3 million), and PYUSD ($161.1 million). As of December 31, 2024, individual assets that comprise greater than 5% of the balance include USDC ($127.9 million), SUSDE ($51.3 million), and USDT ($19.7 million). No other stablecoins represent greater than 5% of the total balance.
[3]	Any digital asset that individually represents less than 5% of the digital asset balance presented is grouped together as Others.